UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [  ]: Amendment Number:  _____________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Foundation Asset Management, LLC
Address:    81 Main Street, Suite 306
            White Plains, NY 10601

Form 13F File Number:  (To be determined after filing)
                      --------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ben Bresnahan
Title:  Chief Operating Officer
Phone:  914-574-2923

Signature, Place and Date of Signing:

 /s/ Ben Bresnahan              White Plains, NY          February 14, 2013
-------------------------     --------------------        -----------------
       [Signature]                [City, State]              [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                   -------------------------
Form 13F Information Table Entry Total:                       17
                                                   -------------------------
Form 13F Information Table Value Total:                    $146,200
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None


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                                                  FOUNDATION ASSET MANAGEMENT
                                                  FORM 13F INFORMATION TABLE
                                               Quarter Ended December 31, 2012

-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ACTIVE NETWORK INC           COM              00506D100  2,070   421,592    SH       SOLE                   421,592
ADOBE SYS INC                COM              00724F101 14,372   381,422    SH       SOLE                   381,422
AMERICAN INTL GROUP INC      COM NEW          026874784 16,306   461,923    SH       SOLE                   461,923
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR    03524A108 12,496   142,953    SH       SOLE                   142,953
BERKLEY W R CORP             COM              084423102 13,302   352,469    SH       SOLE                   352,469
CIT GROUP INC                COM NEW          125581801  5,431   140,543    SH       SOLE                   140,543
EAST WEST BANCORP INC        COM              27579R104  2,665   123,996    SH       SOLE                   123,996
ECHOSTAR CORP                CL A             278768106 13,738   401,448    SH       SOLE                   401,448
KRONOS WORLDWIDE INC         COM              50105F105  7,323   375,543    SH       SOLE                   375,543
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104  8,266   420,000    SH       SOLE                   420,000
NORDION INC                  COM              65563C105  3,377   523,614    SH       SOLE                   523,614
NUSTAR ENERGY LP             UNIT COM         67058H102  1,176    27,680    SH       SOLE                    27,680
ORACLE CORP                  COM              68389X105 12,067   362,151    SH       SOLE                   362,151
PARKWAY PPTYS INC            COM              70159Q104 13,846   989,720    SH       SOLE                   989,720
TRONOX LTD                   SHS CL A         Q9235V101  1,373    75,240    SH       SOLE                    75,240
TYSON FOODS INC              CL A             902494103  9,700   500,000    SH       SOLE                   500,000
WRIGHT MED GROUP INC         COM              98235T107  8,692   414,106    SH       SOLE                   414,106

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